Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,459,944,706.00
Previously Paid Amount	15,310.00
Total Fee Amount	223,517.53
Total Offset Amount	0.00
Net Fee	$ 208,207.53